RELATED PARTY TRANSACTIONS - Keen Labs Supply Services Agreement and Shares Issued to Related Parties (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 06, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jan. 05, 2026
RELATED PARTY TRANSACTIONS
Revenues		$ 9,794,419	$ 7,885,201	$ 17,439,822	$ 16,139,557	$ 33,072,261	$ 21,078,971
Cost of revenues		6,990,367	$ 5,004,447	12,771,163	$ 10,333,362	22,145,343	15,556,499
Amount of standard support services owed from related party		2,630,099		2,630,099		2,134,188	1,560,379
Equity in earnings of equity method investee		426,941		708,464
Investment in Sun Solar		$ 7,833,464		$ 7,833,464
Stock-based compensation expense						$ 768,923	$ 659,077
Non-employee directors
RELATED PARTY TRANSACTIONS
Company issued restricted common stock		12,695	50,694	39,101	50,694
Non-employee directors | Restricted common stock
RELATED PARTY TRANSACTIONS
Stock-based compensation expense		$ 81,000	$ 372,000	$ 302,000	$ 372,000
Grant date fair value		$ 8.37		$ 6.4
Non-employee directors | May 27, 2025 | Restricted common stock
RELATED PARTY TRANSACTIONS
Grant date fair value		6.14		6.14
Non-employee directors | June 18, 2025 | Restricted common stock
RELATED PARTY TRANSACTIONS
Grant date fair value		7.08		7.08
Non-employee directors | June 23, 2025 | Restricted common stock
RELATED PARTY TRANSACTIONS
Grant date fair value		$ 7.99		$ 7.99
Keen Labs Operations, Inc
RELATED PARTY TRANSACTIONS
Period Of Notice For Termination	30 days
Keen Labs Operations, Inc | Distributed Energy & Renewables
RELATED PARTY TRANSACTIONS
Revenues		$ 1,966,000		$ 3,816,000
Cost of revenues		1,248,000		2,417,000
Sun Solar LLC
RELATED PARTY TRANSACTIONS
Equity in earnings of equity method investee		$ 427,000		$ 708,000
Ownership Percentage		40.00%		40.00%				40.00%
Intra-Entity Gross Profit In Inventory				$ 47,000
Investment in Sun Solar		$ 7,833,000		$ 7,833,000
Sun Solar LLC | Keen Labs Operations, Inc
RELATED PARTY TRANSACTIONS
Mark-up percentage	10.00%